Investments in Unconsolidated Joint Ventures (Details) (USD $)	12 Months Ended						0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Pelican Landing	Dec. 31, 2012 Pelican Landing	Sep. 03, 2009 Pelican Landing	Sep. 03, 2009 FHFG	Apr. 30, 2013 FHFG	Dec. 31, 2012 FHFG
Investments in unconsolidated joint ventures
Percentage of Ownership				51.00%	51.00%				49.90%
Carrying value		$ 700,000				$ 0
Increase in carrying value due to reorganization							2,000,000
Equity in earnings from unconsolidated joint ventures		300,000	400,000
Excess of ownership share of capital over investment basis	4,400,000	6,100,000
Proceeds from distribution of capital from unconsolidated joint ventures	577,000	1,939,000						600,000	1,900,000
Assets
Real estate investments	3,624,000	5,285,000
Other assets	6,098,000	10,535,000
Total assets	9,722,000	15,820,000
Liabilities and partners' capital
Total liabilities	1,042,000	2,474,000
Capital - other partners	4,253,000	6,553,000
Capital - the Company	4,427,000	6,793,000
Total liabilities and partners' capital	9,722,000	15,820,000
Combined results of operations
Revenues	2,074,000	5,967,000	5,711,000
Net loss	$ (3,345,000)	$ (630,000)	$ (2,668,000)